SIGNIFICANT RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS

Apart from those discussed elsewhere in these financial statements, the following are significant related party transactions entered into between the Company and its related parties at agreed rates:

	2022	2021
	RMB’000	RMB’000
Amounts owed to related parties	1,291	36,348

	1,291	36,348